Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Number of share options
Outstanding at the beginning of the year	2,976,049
Granted	0
Exercised	(308,480)
Forfeited	(63,188)
Outstanding at the end of the year	2,604,381
Exercisable at the end of the year	2,233,487
Weighted-average exercise price
Outstanding at the beginning of the year	$ 56.91
Exercised	56.78
Forfeited	41.13
Outstanding at the end of the year	62.84
Exercisable at the end of the year	$ 65.7
Weighted-average remaining contractual term (in years)
Outstanding	3 years 4 months 6 days	3 years 5 months 4 days
Exercisable at the end of the year	3 years 1 month 24 days